Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 223,500,138	$ 34,252,895	¥ 87,316,488
Accrued expense			9,778
Provision for credit losses	55,584,637	8,518,718	21,087,186
Customer advances	5,687,968	871,719	4,818,590
Donation	125,000	19,157
Net operating loss carry-forward	65,558,135	10,047,224	9,561,155
Less: valuation allowance	(7,148,961)	(1,095,626)	(9,561,155)
Non-current deferred tax assets, net	343,306,917	52,614,087	113,232,042
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,643,544)	(10,724,126)
Unrealized gain on long-term investment	(11,009,130)	(1,687,223)	(11,009,130)
Contract assets	(162,308,288)	(24,874,833)	(1,605,803)
Unrealized tax on capital gains			(1,554,966)
Withholding tax	(319,079,320)	(48,901,045)
Non-current deferred tax liabilities	¥ (503,120,864)	$ (77,106,645)	¥ (24,894,025)